                            SEI Daily Income Trust

                             Money Market Portfolio
                           Prime Obligation Portfolio
                              Government Portfolio
                            Government II Portfolio
                               Treasury Portfolio
                             Treasury II Portfolio
                          Federal Securities Portfolio

                       Supplement Dated February 1, 1996,
                        to Prospectus dated May 31, 1995


This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.
                             ---------------------

Effective February 1, 1996, the fifth sentence of the fourth paragraph in the "Purchase and Redemption of Shares" section beginning on page 24 is amended and restated to read as follows:

Net asset value per share is determined daily as of 2:00 p.m. Eastern time on each Business Day, except that the net asset value per share of the Money Market, Prime Obligation and Treasury Portfolios is determined as of 4:30 p.m. Eastern time on each Business Day and the net asset value per share of the Government Portfolio is determined as of 3:00 p.m. Eastern time on each Business Day.
                             ---------------------

Effective February 1, 1996, the first sentence in the sixth paragraph in the "Purchase and Redemption of Shares" section beginning on page 24 is amended and restated to read as follows:

Shareholders who desire to purchase or redeem from the Money Market, Prime Obligation or Treasury Portfolios after 2:00 p.m. must contact the Transfer Agency one week in advance to establish the requisite operational requirements for late day trading.
                             ---------------------

Effective February 1, 1996, the first sentence in the seventh paragraph in the "Purchase and Redemption of Shares" section beginning on page 24 is amended and restated to read as follows:

Shareholders who wish to receive same day acceptance of investment in the Money Market, Prime Obligation and Treasury Portfolios after 2:00 p.m. must contact the Transfer Agent before 4:30 p.m. Eastern time to place the trade and must obtain a wire reference number for each trade.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



CMS-B-001-01

                             SEI Daily Income Trust

                        Corporate Daily Income Portfolio
                  Government Securities Daily Income Portfolio
                         Short-Term Mortgage Portfolio
                       Short Duration Mortgage Portfolio
                        Short-Term Government Portfolio
                     Intermediate-Term Government Portfolio
                                 GNMA Portfolio

                            Class A, B and C Shares

                       Supplement Dated February 1, 1996,
                        to Prospectus dated May 31, 1995


This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

                             ---------------------

The second sentence of the first paragraph of the Short-Term Mortgage Portfolio sub-section of the "Investment Objectives and Policies" section on page 14 is amended and restated to read as follows:

Under normal conditions the Portfolio will invest at least 65% of its total assets in (i) fixed rate and adjustable rate mortgage-backed securities ("ARMS") that are either privately issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) asset-backed securities rated in one of the two highest rating categories; and (iii) repurchase agreements involving such obligations.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



SEI-A-094-01

                             SEI Daily Income Trust

                     Supplement Dated February 1, 1996, to
                      Statement of Additional Information
                               Dated May 31, 1995


This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with such Statement of Additional Information.

                             ---------------------

The following language replaces the last sentence of the "Description of Permitted Investments - Repurchase Agreements" section on page 9 of the Statement of Additional Information:

Each Portfolio except the Government II and Treasury II may invest in repurchase agreements.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



SEI-B-045-01